Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company has not adopted a policy regarding the Company’s own trading in its securities, but it is committed to complying with applicable laws and takes steps to ensure that it only enters into transactions in its own securities when it does not have material non-public information, including by using a Rule 10b5-1 trading plan to execute its share repurchase plan.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company has not adopted a policy regarding the Company’s own trading in its securities, but it is committed to complying with applicable laws and takes steps to ensure that it only enters into transactions in its own securities when it does not have material non-public information, including by using a Rule 10b5-1 trading plan to execute its share repurchase plan.